SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Sep. 30, 2022
Supplemental Information On Oil And Gas Operations
SCHEDULE OF COST INCURRED IN PRODUCING ACTIVITIES

	12 Months Ended	12 Months Ended
	September 30, 2022	September 30, 2021
Acquisition of proved properties	$—	$3,699,215
Acquisition of unproved properties	—	—
Development costs	1,676,668	9,403
Exploration costs	—	—
Total costs incurred	$1,676,668	$3,708,618

Results of Operations from Oil and Gas Producing Activities

	12 Months Ended	12 Months Ended
	September 30, 2022	September 30, 2021
Oil and gas revenues	$815,391	$46,703
Production costs	(829,194)	(59,671)
Exploration expenses	—	—
Depletion, depreciation and amortization	(99,855)	(52,439)
Impairment of oil and gas properties	—	—
Result of oil and gas producing operations before income taxes	(113,658)	(65,407)
Provision for income taxes	—	—
Results of oil and gas producing activities	$(113,658)	$(65,407)

SCHEDULE OF PROVED RESERVES

Our proved reserves are summarized in the table below:

	Oil (Barrels)	Natural Gas (Mcf)	BOE (Barrels)
Proved developed and undeveloped reserves:
September 30, 2020	3,706,360	740,180	3,829,723
Revisions (1)	(88,263)	38,640	(81,823)
Purchase of proved reserves (2)	5,408,560	2,859,590	5,885,158
Sale of reserves (3)	(2,826,290)	(618,650)	(2,929,398)
Production	(947)	(1,410)	(1,182)
September 30, 2021	6,199,420	3,018,350	6,702,478
Revisions	48,320	(5,613)	47,385
Purchase of proved reserves	-	-	-
Sale reserves	-	-	-
Production	(10,670)	(11,567)	(12,598)
September 30, 2022	6,237,070	3,001,170	6,737,265

Proved developed reserves:
September 30, 2020	549,390	82,430	563,128
September 30, 2021	587,450	411,910	656,102
September 30, 2022	1,153,870	864,770	1,297,998

Proved undeveloped reserves:
September 30, 2020	3,156,970	657,750	3,266,595
September 30, 2019	5,611,970	2,606,440	6,046,377
September 30, 2022	5,083,200	2,136,400	5,439,267

(1)	Revisions in 2021 included 120,850 bbls in proved undeveloped reserves being reclassified as probable in the 2021 reserve report, net of other immaterial revisions in several properties.
(2)	During 2021, the Company purchased 1,246 net acres in Martin County, Texas.
(3)	During 2021, the Company sold ODC and Taylor properties.

SCHEDULE OF NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES

	12 Months Ended
	September 30, 2022	September 30, 2021
Future cash inflows	$589,481,000	$355,958,000
Future production costs(1)	(91,630,000)	(69,683,000)
Future development costs	(71,700,000)	(71,700,000)
Future income tax expenses	(113,873,000)	(57,206,000)
Future net cash flows	312,278,000	157,369,000
10% annual discount for estimated timing of cash flows	(167,549,000)	(84,100,000)
Standardized measure of discounted future net cash flows at the end of the fiscal year	$144,729,000	$73,269,000

(1)	Production costs include crude oil and natural gas operations expense, production ad valorem taxes, transportation costs and G&A expense supporting the Company’s crude oil and natural gas operations.

SCHEDULE OF AVERAGE HYDROCARBON PRICES

Average hydrocarbon prices are set forth in the table below.

	Average Price	Natural
	Crude Oil (Bbl)	Gas (Mcf)
Year ended September 30, 2020 (1)	$40.30	$1.77
Year ended September 30, 2021 (1)	$55.98	$2.95
Year ended September 30, 2022 (1)	$91.72	$5.79

(1)	Average prices were based on 12-month unweighted arithmetic average of the first-day-of-the-month prices for the period from October through September during each respective fiscal year.

SCHEDULE OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS

	12 Months Ended
	September 30, 2022	September 30, 2021
Standardized measure of discounted future net cash flows at the beginning of the year	$73,269,000	$20,797,000
Extensions, discoveries and improved recovery, less related costs	—	—
Sales of minerals in place	—	(62,682,000)
Purchase of minerals in place	—	125,927,000
Revisions of previous quantity estimates	1,674,000	(1,751,000)
Net changes in prices and production costs	88,333,000	32,573,000
Accretion of discount	10,077,000	1,498,000
Sales of oil produced, net of production costs	(49,000)	13,000
Changes in future development costs	911,000	(21,339,000)
Changes in timing of future production	(3,099,000)	(2,580,000)
Net changes in income taxes	(26,387,000)	(19,187,000)
Standardized measure of discounted future net cash flows at the end of the year	$144,729,000	$73,269,000